Revenues - Schedule of Operating Sales (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Operating Sales [Abstract]
Sales of grains	R$ 442,530	R$ 420,072	R$ 593,787
Sales of cotton	90,583	79,800	39,600
Sales of sugarcane	325,265	239,313	247,260
Sales of beef cattle	26,457	31,362	26,262
Lease	11,868	17,833	17,997
Other revenues	5,026	7,400	5,542
Gross operating revenue	901,729	795,780	930,448
Sales deductions
Taxes on sales	(24,286)	(24,654)	(27,076)
Net revenue	R$ 877,443	R$ 771,126	R$ 903,372